Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Details)			12 Months Ended
	Jun. 03, 2019 CNY (¥)	Jun. 03, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating activities:
Net income (loss)			¥ 437,774,169	$ 62,882,325	¥ 371,220,289	¥ 273,186,674
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation			26,490,395	3,805,107	16,108,950	38,048,000
Share of profit in subsidiaries, net			(140,564)	(20,191)	8,300,584	899,584
Changes in operating assets and liabilities:
Other current assets			10,990,176	1,578,641	(13,933,400)	(5,892,325)
Other long-term liabilities			21,538,701	3,093,841	22,636,533	10,672,479
Net cash provided by operating activities			513,939,897	73,822,847	554,949,643	469,465,920
Investing activities:
Advance for acquisitions			(38,869,400)	(5,583,240)	(18,121,700)
Payment for acquisitions	¥ (183,555,000)	$ (26,366,026)
Loan to related parties (including loan to a related party settled with dividend payable in December)			(634,638,425)	(91,160,105)	(4,300,000)	(3,500,000)
Repayment from related parties			458,752,530	65,895,678		136,781,724
Net cash used in investing activities			(1,219,956,395)	(175,235,772)	(181,756,342)	(744,856,135)
Financing activities:
Proceeds from issuance of Class A ordinary shares (Note 1)					837,505,007
Payment for initial public offering costs					(30,827,578)
Distribution to the shareholders (Note 1)			(226,951,236)	(32,599,505)	(200,532,021)	(579,042,699)
Net cash (used in) generated from financing activities			(212,231,755)	(30,485,184)	663,145,408	(645,161,217)
Effect of exchange rate changes on cash and cash equivalents and restricted cash			(6,917,309)	(993,609)	66,023,411	(1,467,838)
Net increase (decrease) in cash and cash equivalents and restricted cash			(925,165,562)	(132,891,718)	1,102,362,120	(922,019,270)
Cash and cash equivalents and restricted cash at the beginning of the year			1,267,325,785	182,039,959	164,963,665	1,086,982,935
Cash and cash equivalents and restricted cash at the end of the year			342,160,223	49,148,241	1,267,325,785	164,963,665
Parent Company
Operating activities:
Net income (loss)			442,718,263	63,592,500	371,711,219	273,535,224
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation			26,490,395	3,805,107	1,307,753
Gains from investments in equity securities			(6,473,358)	(929,840)
Share of profit in subsidiaries, net			(464,459,590)	(66,715,446)	(359,233,293)	(273,535,224)
Changes in operating assets and liabilities:
Other current assets			1,700,582	244,273	(4,117,311)
Amounts due from subsidiaries			(6,271,868)	(900,897)
Amounts due to subsidiaries			(2,166,524)	(311,202)	7,090,700
Other long-term liabilities			7,475,856	1,073,840
Net cash provided by operating activities			(986,244)	(141,665)	16,759,068
Investing activities:
Advance for acquisitions					(6,875,561)
Payment for acquisitions			(52,903,471)	(7,599,108)
Investment to subsidiaries			(2,938,656)	(422,112)
Purchases of investments in equity securities			(247,415,003)	(35,538,941)
Loan to related parties (including loan to a related party settled with dividend payable in December)			(192,558,675)	(27,659,323)
Repayment from related parties			26,672,779	3,831,305
Net cash used in investing activities			(469,143,026)	(67,388,179)	(6,875,561)
Financing activities:
Payment for initial public offering costs					(30,827,578)
Distribution to the shareholders (Note 1)			(226,951,236)	(32,599,505)	(200,532,021)	(579,042,699)
Dividends from subsidiaries					39,691,103	¥ 579,042,699
Net cash (used in) generated from financing activities			(226,951,236)	(32,599,505)	645,836,511
Effect of exchange rate changes on cash and cash equivalents and restricted cash			(2,355,347)	(338,325)	65,853,475
Net increase (decrease) in cash and cash equivalents and restricted cash			(699,435,853)	(100,467,674)	721,573,493
Cash and cash equivalents and restricted cash at the beginning of the year			721,573,493	103,647,547
Cash and cash equivalents and restricted cash at the end of the year			¥ 22,137,640	$ 3,179,873	721,573,493
Parent Company | Common Class A
Financing activities:
Proceeds from issuance of Class A ordinary shares (Note 1)					¥ 837,505,007